Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	May 27, 2011
AMR
Income Taxes
NOL carryforwards, annual limitation on use	$ 1.3
Amount of NOLs that will expire due to the merger and were written off		2.2
EVHC | Entities acquired in 2010
Income Taxes
NOL carryforwards	31.2
NOL carryforwards, annual limitation on use	2.7
Federal
Income Taxes
NOL carryforwards	$ 60.3